INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets Tables
Schedule of Intangible assets

Intangible assets as of September 30, 2012 (unaudited) and December 31, 2011 were as follows:

	Estimated Useful Life (Years)	September 30, 2012	December 31, 2011
Intangible asset - customer base	4	$144,000	$—

Less: accumulated amortization		(21,000)	—
Intangible asset - customer base, net of amortization		$123,000	$—